Finance debt - Current finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Abstract]
Collateral liabilities	$ 1,298	$ 385
Non-current finance debt due within one year	2,336	2,175
Other including US Commercial paper programme and bank overdraft	412	4,664
Total current finance debt	$ 4,047	$ 7,223	$ 5,996
Weighted average interest rate (%)	1.50%	3.60%